Financing Receivables (Impaired Financing Receivables) (Details) (JPY ¥) In Millions	Mar. 31, 2011
No Related Allowance Recorded [Member]
Recorded Investment	¥ 19
Related Allowance
Unpaid Principal Balance	52
Allowance Recorded [Member]
Recorded Investment	11,733
Related Allowance	7,578
Unpaid Principal Balance	¥ 11,733